Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Sales and marketing				$ 17	$ 17	$ 839
General and administrative	548	232	1,257	454	657	1,198
Total operating expenses	548	232	1,257	471	674	2,037
Loss from operations	(548)	(232)	(1,257)	(471)	(674)	(2,037)
Other income (expense)
Interest expense	(317)	(261)	(989)	(749)	(1,035)	(935)
Other income						45
Initial and change in the fair value of derivative liabilities	(254)	(2,968)	1,425	(3,055)	(4,103)
Gain (loss) on extinguishment of debt	92	(177)	307	(177)	(141)
Amortization of debt discount	(777)	(101)	(1,265)	(230)	(398)	(839)
Total other expense, net	(1,256)	(3,507)	(522)	(4,211)	(5,677)	(1,729)
Loss before provision for income taxes					(6,351)	(3,766)
Provision for income taxes
Net loss	(1,804)	(3,739)	(1,779)	(4,682)	(6,351)	(3,766)
Accrued and deemed dividends	(8)	(406)	(574)	(1,679)	(2,054)	(1,540)
Net Loss Applicable to Common Stockholders	$ (1,812)	$ (4,145)	$ (2,353)	$ (6,361)	$ (8,405)	$ (5,306)
Net loss per share – Common Stockholders - basic and diluted	$ (0.57)	$ (6.38)	$ (1.16)	$ (10.83)	$ (12.84)	$ (9.67)
Weighted average shares outstanding - basic and diluted	3,160,877	649,321	2,019,953	587,117	654,700	548,514